LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 11 – LEASES:

The Group has lease contracts for office facilities (including a lab) and motor vehicles used in its operations. Leases of office and lab facilities generally have lease term of 12 years, motor vehicles generally have lease terms of 3 years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
At January 1, 2022	446	20	466
Additions	49	-	49
Foreign currency translation	(35)	(6)	(41)
Deductions	(7)	(14)	(21)
Depreciation expense	(39)	-	(39)
As at December 31, 2022	414	-	414
Additions	-	26	26
Foreign currency translation	(6)	-	(6)
Deductions	-	-	-
Depreciation expense	(42)	(3)	(45)
As at December 31, 2023	366	23	389

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 11 - LEASES (CONT.):

Information on leases:

	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	32	51
Total cash outflow for leases	45	39

For an analysis of maturity dates of lease liabilities, see Note 22 on liquidity risk.